Equity Method Investments and VIEs Equity Method Investments and VIEs - Entities that are not consolidated (Details) $ in Millions		1 Months Ended	3 Months Ended									12 Months Ended
		Apr. 30, 2010	Dec. 31, 2016 USD ($) MW	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($) [1]	Mar. 31, 2016 USD ($) [1]	Dec. 31, 2015 USD ($)		Sep. 30, 2015 USD ($) [2]	Jun. 30, 2015 USD ($) [2]	Mar. 31, 2015 USD ($) [2]	Dec. 31, 2016 USD ($) MW		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Mar. 27, 2017	Sep. 22, 2010 USD ($)
Schedule of Equity Method Investments [Line Items]
Revenues			$ 232	$ 272	$ 283	$ 234	$ 224	[2]	$ 256	$ 259	$ 214	$ 1,021	[3]	$ 953	[3]	$ 828	[3]
Pro-Rate Share of Debt Held by Unconsolidated Affiliates			$ 589									$ 589
Power Generation Capacity, Megawatts | MW	[4]		4,997									4,997
Long-term Debt			$ 6,069				5,678					$ 6,069		5,678
Operating Income (Loss)			(99)	118	128	73	71	[2]	102	99	50	220	[3]	322	[3]	306	[3]
Net Income (Loss)			(139)	$ 67	$ 81	$ 6	20	[2]	$ 47	$ 50	$ (24)	15	[3],[5]	93	[3],[5],[6]	122	[3],[5],[6]
Current Assets	[7]		656				419					656		419
Current Liabilities	[7]		471				488					471		488
Total non-current liabilities	[7]		$ 5,845				5,494					$ 5,845		5,494
Avenal [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			50.00%									50.00%
Power Generation Capacity, Megawatts | MW			45									45
Power Purchase Agreement Period		20 years
Notes and Loans Payable																			$ 35
Debt Instrument, Interest Rate, Stated Percentage																			4.50%
Desert Sunlight [Member]
Schedule of Equity Method Investments [Line Items]
Revenues												$ 211		206		134
Power Generation Capacity, Megawatts | MW			550									550
Long-term Debt			$ 1,100									$ 1,100
Operating Income (Loss)												129		124		74
Net Income (Loss)												80		73		37
Current Assets			281				310					281		310
Assets, Noncurrent			1,401				1,435					1,401		1,435
Current Liabilities			64				82					64		82
Total non-current liabilities			1,043				1,086					1,043		1,086
Utah Solar Portfolio [Member]
Schedule of Equity Method Investments [Line Items]
Revenues												13		0		0
Operating Income (Loss)												(6)		(1)		0
Net Income (Loss)												(6)		(1)		0
Current Assets			20				11					20		11
Assets, Noncurrent			1,105				705					1,105		705
Current Liabilities			14				229					14		229
Total non-current liabilities			$ 38				0					38		0
GCE Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Revenues												$ 72		78		82
Equity Method Investment, Ownership Percentage	[8]		50.00%									50.00%
Operating Income (Loss)												$ 38		40		40
Net Income (Loss)												26		28		$ 28
Current Assets			$ 36				36					36		36
Assets, Noncurrent			389				416					389		416
Current Liabilities			16				16					16		16
Total non-current liabilities			$ 196				215					$ 196		215
NRG DGPV Holdco 2 [Member]
Schedule of Equity Method Investments [Line Items]
Long-term Debt							21							21
EurusEnergy [Member] | Avenal [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			50.00%									50.00%
SyndicateofBanks [Member] | Avenal [Member]
Schedule of Equity Method Investments [Line Items]
Long-term Debt			$ 134				143					$ 134		143					$ 209
Fixed Rate Notes [Member] | GCE Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.73%									4.73%
Long-term Debt			$ 212				$ 220					$ 212		$ 220
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount			106									106
Line of Credit Facility, Maximum Borrowing Capacity			$ 237									$ 237
Working Capital Facility [Member] | GCE Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			1.875%									1.875%
Line of Credit Facility, Maximum Borrowing Capacity			$ 35									$ 35
Agua Caliente Financing Agreement [Member] | Notes Payable to Banks [Member]
Schedule of Equity Method Investments [Line Items]
Long-term Debt			136									136
Agua Caliente Financing Agreement [Member] | Notes Payable to Banks [Member] | Agua Caliente [Member]
Schedule of Equity Method Investments [Line Items]
Long-term Debt			849									849
GenConn Facility [Member] | Working Capital Facility [Member]
Schedule of Equity Method Investments [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding			$ 14									$ 14
U.S. Treasury Rate [Member] | Agua Caliente Financing Agreement [Member] | Notes Payable to Banks [Member]
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Basis Spread on Variable Rate												0.375%
Subsequent Event [Member] | Agua Caliente [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage																		16.00%

[1]	(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
[2]	(a) The Company's unaudited quarterly financial data was recast for the effect of the March 2017 Drop Down Assets acquisition.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2016.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted, as discussed in Note 1, Nature of Business.
[7]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[8]	GenConn is a variable interest entity.